Related Party Transactions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

9. RELATED PARTY TRANSACTIONS

The Company’s related party list and relationship are as follows:

Related parties	Relationships

Agape S.E.A. Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape S.E.A. Sdn Bhd

Agape Superior Living Pty Ltd	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of Agape Superior Living Pty Ltd

Agape Superior Living Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape Superior Living Sdn Bhd

Agape ATP (Asia) Limited	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape ATP (Asia) Limited.

Related party transactions for the three months ended March 31, 2020 and 2019; and as of March 31, 2020, and December 31, 2019 are as per table below:

	For the three months ended		As of
	March 31, 2020	March 31, 2019	March 31, 2020	December 31, 2019
	(Unaudited)	(Unaudited)	(Unaudited)
	Revenue		Accounts Receivable, Trade

Agape S.E.A. Sdn Bhd	$-	$464,297	$523,141	$520,786

	Expenses paid on behalf		Amount due from a related party

Agape ATP (Asia) Limited	$-	$2,200	$2,227	$2,217

	Sundry Purchases		Prepayments and Deposits

Agape Superior Living Pty Ltd	$-	$-	$2,783	$-

8. RELATED PARTY TRANSACTIONS

The Company’s related party list and relationship are as follows:

Related parties	Relationships

Agape S.E.A. Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape S.E.A. Sdn Bhd

Agape Superior Living Pty Ltd	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of Agape Superior Living Pty Ltd

Agape Superior Living Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape Superior Living Sdn Bhd

Agape ATP (Asia) Limited	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape ATP (Asia) Limited.

Greenpro Capital Corp.

Greenpro Capital Corp., through its wholly owned subsidiaries (collectively “Greenpro”), is an approximately 4.7% shareholder in the Company. Greenpro Venture Capital Limited is owned by Greenpro Capital Corp. The controlling shareholders of Greenpro Capital Corp. are Mr. Lee Chong Kuang and Mr. Loke Che Chan.

Mr. How Kok Choong, the CEO and director of the Company is also the director of Greenpro Capital Corp. Mr. How Kok Choong ceased to be the director of Greenpro Capital Corp. in November 2018.

Related party transactions as of and for six months ended December 31, 2019 and 2018 are as per table below:

	For the six months ended		As of
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
		(Unaudited)		(Unaudited)
	Revenue		Accounts Receivable, Trade

Agape S.E.A. Sdn Bhd	$429,362	$685,288	$520,786	$-

	Professional fee		Accounts Payable, Non-trade

Greenpro Capital Corp.	$-	$4,500	$-	$-

	Expenses paid on behalf		Amount due from a related party

Agape ATP (Asia) Limited	$-	$-	$2,217	$-

Related party transactions as of and for years ended June 30, 2019 and 2018 are as per table below:

	Years ended		As of
	June 30, 2019	June 30, 2018	June 30, 2019
	Revenue		Accounts Receivable, Trade
Agape S.E.A. Sdn Bhd	$1,524,596	$487,005	$433,338
Agape Superior Living Pty Ltd	21,461	-	-
Total	$1,546,057	$487,005	$433,338

	Professional fee		Accounts Payable, Non-trade
Greenpro Capital Corp.	$12,000	$214,883	$-

	Company Secretarial fee		Accounts Payable, Non-trade
Greenpro Capital Corp.	$3,282	$292	$-

	License fee		Accounts Payable, Non-trade
Greenpro Capital Corp.	$1,509	$-	$-

	Incorporation fee		Accounts Payable, Non-trade
Greenpro Capital Corp.	$-	$1,419	$-

	Expenses paid on behalf		Amount due from A related party
Agape Superior Living Sdn Bhd	$-	$745	$-

	Expenses paid on behalf		Amount due from A related party
Agape ATP (Asia) limited	$2,210	$-	$2,210

	Sundry purchases		Accounts Payable, Non-trade
Agape Superior Living Pty Ltd	$35,145	$-	$35,145